Derivative Financial Instruments - Summary of Fair Value of Financial Assets and Financial Liabilities (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Financial assets carried at fair value	₺ 0
Financial liabilities carried at fair value	₺ 0
Level 2 | Participating cross currency swap contracts
Disclosure of detailed information about financial instruments [line items]
Valuation Techniques	Pricing models based on discounted cash present value of the estimated future cash flows based on observable yield curves and end period FX rates
Increase (decrease) in fair value if mid prices used	₺ 0	₺ 0
Level 2 | FX swap, currency, interest swap and option contracts
Disclosure of detailed information about financial instruments [line items]
Valuation Techniques	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
Level 2 | Currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Valuation Techniques	Forward exchange rates at the balance sheet date